Share Capital and Other Components of Equity - Summary of Weighted-Average Assumptions (Detail) - Amended Plan [Member] - Share-Based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%
Weighted average annual volatility	79.60%	78.66%
Weighted average risk-free interest rate	3.54%	2.80%
Weighted average expected option life	5 years 9 months	5 years 8 months 12 days
Weighted average share price	$ 6.91	$ 3.16
Weighted average exercise price	6.91	3.16
Weighted average fair value of options granted	$ 4.78	$ 2.17